Income Taxes - Summary of Deferred Income Tax Assets (Liabilities) (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets and liabilities [abstract]
Deferred tax assets	₩ 13,161,802	₩ 10,934,375
Deferred tax liabilities	(5,163,135)	(6,457,103)
Net Deferred tax assets(liabilities)	₩ 7,998,667	₩ 4,477,272	₩ (5,198,946)